Loss before tax (Tables)	12 Months Ended
Dec. 31, 2025
Loss Before Tax
Schedule of loss profit before tax

Loss before tax has been arrived at after charging/(crediting):

	2025	2024	2023
	S$	S$	S$

Amortization of intangible asset	231,709	231,710	217,124
Provision for/(reversal of) expected credit loss (“ECL”)	5,166	(2,110)	26,049
Bad debt written off	-	9,068	227,067
Depreciation of plant and equipment	63,557	55,754	207,649
Employee benefits expense (see below)	1,372,553	1,303,025	1,665,720
Exchange loss/(gain)	222,565	3,754	(96,964)
Loss on disposal of plant and equipment	-	533	-
Share-based payment expenses	2,793,413	3,606,000	-
Written-off of plant and equipment	166	53,295	1,731
Included in the employee benefits expense are as follows:
Salaries, bonuses, and allowances	1,219,073	1,148,061	1,471,162
Employer’s contribution to defined contributions plans	115,862	118,555	106,688
Skills development levy	-	1,580	2,035

Schedule of key management personnel compensation

Included in the above is key management personnel compensation as follows:

	2025	2024	2023
	S$	S$	S$

Salaries, bonuses, and allowances	380,467	264,000	264,000
Employer’s contribution to defined contributions plans	34,521	27,744	24,888

	414,988	291,744	288,888